Other Receivables	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Other Receivables

8. Other Receivables

Other receivables consisted of the following:

	December 31, 2025	December 31, 2024
Rebate receivables	$1,226	$1,117
Federal excise tax receivable	4,657	5,414
Insurance settlement in process	320	—
Income tax receivable	—	460
Other	32	149
	$6,235	$7,140